EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income attribute to the Company	$ 4,823,973	$ 5,896,804	$ 3,858,876
Weighted average ordinary shares outstanding - basic and diluted	19,804,164	19,862,537	19,901,959
Basic and diluted earnings per share	$ 0.24	$ 0.30	$ 0.19